Share-based awards (Details 5) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Share-based awards
Share-based compensation expense	¥ 13,028	¥ 2,844	¥ 1,259
Cost of revenue
Share-based awards
Share-based compensation expense	4,176	1,154	382
Product development expenses
Share-based awards
Share-based compensation expense	3,876	795	453
Sales and marketing expenses
Share-based awards
Share-based compensation expense	1,235	189	120
General and administrative expenses
Share-based awards
Share-based compensation expense	3,741	¥ 706	¥ 304
Share based awards relating to Ant Financial Services
Share-based awards
Share-based compensation expense	¥ 3,788